COMMITMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
COMMITMENT (Details Narrative)
Lease rental expense	$ 370,742	$ 634,782	$ 1,249,332	$ 693,645
Committed capital	$ 6,134,890		$ 2,104,857